8. Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31,
	2018	2017
Manufacturing, lab, and other equipment	$3,653,000	$3,319,000
Office equipment	361,000	324,000
Furniture and fixtures	100,000	91,000
Leasehold improvements	592,000	536,000
	4,706,000	4,270,000
Less: accumulated depreciation and amortization	(3,570,000)	(3,031,000)
	$1,136,000	$1,239,000